CONDENSED INTERIM CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN PARTNERS' CAPITAL/OWNER'S EQUITY (USD $) In Thousands	Total	Owner's Equity [Member]	Common units public [Member]	Common units Hoegh LNG [Member]	Subordinated units [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2013	$ (48,035)	$ (48,035)	$ 0	$ 0	$ 0	$ 0
Net Income	(10,786)	(10,786)	0	0	0	0
Other Comprehensive loss	(5,900)	0	0	0	0	(5,900)
Conversion of promissory note to equity	101,500	101,500	0	0	0	0
Carve-out distributions to owner, net	(11,039)	(11,039)	0	0	0	0
Balance at Aug. 12, 2014	25,740	31,640	0	0	0	(5,900)
Net Income	13,195		5,537	1,061	6,597	0
Other Comprehensive loss	(2,369)	0	0	0	0	(2,369)
Elimination of equity (note 2)	45,799	45,799	0	0	0	0
Allocation of partnership capital to unitholders August 12, 2014	0	(77,439)	0	10,730	66,709	0
Net proceeds from IPO net of underwriters' discounts, fees and expenses of offering (note 3)	203,467	0	203,467	0	0	0
Cash distribution of initial public offering proceeds to Höegh LNG	(43,467)	0	0	(6,023)	(37,444)	0
Cash distributions to unitholders	(4,826)	0	(2,025)	(388)	(2,413)
Distributions to owner, net	(99)	0	0	(14)	(85)	0
Balance at Dec. 31, 2014	237,440	0	206,979	5,366	33,364	(8,269)
Net Income	2,418	0	1,015	194	1,209	0
Other Comprehensive loss	(1,700)	0	0	0	0	(1,700)
Cash distributions to unitholders	(8,880)	0	(3,726)	(714)	(4,440)	0
Cash contribution from Höegh LNG	3,100	0	0	430	2,670	0
Contributions from owner	34	0	0	5	29	0
Balance at Mar. 31, 2015	$ 232,412	$ 0	$ 204,268	$ 5,281	$ 32,832	$ (9,969)